UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
iShares A.I. Innovation and Tech Active ETF
iShares Large Cap Growth Active ETF
iShares U.S. Select Equity Active ETF (formerly iShares Long-Term U.S. Equity Active ETF)
iShares Technology Opportunities Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares A.I. Innovation and Tech Active ETF
BAI | NYSE Arca
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares A.I. Innovation and Tech Active ETF (the “Fund”) for the period of October 21, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares A.I. Innovation and Tech Active ETF	$27(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the reporting period beginning with the Fund’s October 21, 2024 inception and ended April 30, 2025, the Fund returned (9.62)%.
  For the same period, the S&P 500® Index returned (4.22)% and the Morningstar Global Artificial Intelligence Select Index returned (9.23)%.
What contributed to performance?
Positive contributions were led by software company Palantir Technologies, which has seen accelerating revenue growth driven largely by strong demand from government agencies for its AI analytics models. Internet company Reddit was another standout contributor. Results for the operator of digital communities have benefited from strong user engagement and positive business fundamentals driven by the low capital intensity and high scalability of its platform.
What detracted from performance?
Within IT hardware, shares of Asia Vital Components declined sharply during the period as sentiment around the Taiwanese computer cooling solutions company suffered from tariff concerns. Shares of data storage and retrieval software company MongoDB also moved notably lower in early 2025 following weaker-than-expected earnings guidance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 21, 2024 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$130,179,767
Number of Portfolio Holdings	41
Net Investment Advisory Fees	$189,014
Portfolio Turnover Rate	56%
The inception date of the Fund was October 21, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	70.8%
Communication Services	14.9%
Industrials	6.2%
Consumer Discretionary	6.0%
Utilities	1.1%
Health Care	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.4%
Microsoft Corp.	7.5%
Broadcom Inc.	7.3%
Meta Platforms Inc., Class A	7.1%
Snowflake Inc., Class A	4.2%
Amazon.com Inc.	3.8%
SAP SE	3.4%
Oracle Corp.	3.3%
CyberArk Software Ltd.	2.7%
Thomson Reuters Corp.	2.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares A.I. Innovation and Tech Active ETF
Annual Shareholder Report — April 30, 2025
BAI-04/25-AR

iShares Large Cap Growth Active ETF
BGRO | NASDAQ
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Large Cap Growth Active ETF (the “Fund”) (formerly known as BlackRock Large Cap Growth ETF) for the period of June 4, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Growth Active ETF	$51(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the reporting period beginning with the Fund’s June 4, 2024 inception and ended April 30, 2025, the Fund returned 3.35%.
  For the same period, the Russell 1000® Index returned 6.77% and the Russell 1000® Growth Index returned 7.05%.
What contributed to performance?
U.S. equities were volatile in the face of elevated uncertainty stemming from geopolitical conflicts, shifting expectations for growth and interest rates, and the potential impact of tariffs on corporate profit margins and global trade. That said, the U.S. economy entered the period on solid footing with strong corporate and household balance sheets, high corporate profit margins, and a healthy labor market.
Positive contributions to the Fund’s performance over the period were led by positioning in the financials, communication services and materials sectors. In financials, holdings in the financial services industry proved beneficial, most notably exposure to a card services company. In communication services, positioning in entertainment was the most additive, led by exposure to a streaming company. Finally, in materials, positioning in the chemicals industry contributed, led by a position in a paint company.
What detracted from performance?
The largest detractors from performance over the period were investment decisions in the real estate and information technology sectors. In real estate, positioning in the management and development industry detracted, most notably exposure to a provider of commercial real estate data analytics. In information technology, investment decisions in software weighed on return, most notably a position in an advertising technology company. There were no other sector level detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 4, 2024 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$6,356,010
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$30,781
Portfolio Turnover Rate	27%
The inception date of the Fund was June 4, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	42.7%
Communication Services	16.0%
Consumer Discretionary	15.2%
Health Care	9.3%
Financials	7.9%
Industrials	6.7%
Real Estate	1.3%
Materials	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	10.6%
Amazon.com Inc.	10.1%
Microsoft Corp.	9.5%
Apple Inc.	7.5%
Meta Platforms Inc., Class A	6.5%
Broadcom Inc.	4.9%
Visa Inc., Class A	4.7%
Eli Lilly & Co.	4.4%
Netflix Inc.	4.2%
Cadence Design Systems Inc.	3.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affilaites, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Growth Active ETF
Annual Shareholder Report — April 30, 2025
BGRO-04/25-AR

iShares Long-Term U.S. Equity Active ETF
BELT | NASDAQ
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Long-Term U.S. Equity Active ETF (the “Fund”) (formerly known as BlackRock Long-Term U.S. Equity ETF) for the period of June 17, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Long-Term U.S. Equity Active ETF	$63(a)	0.75%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the reporting period beginning with the Fund’s June 17, 2024 inception and ended April 30, 2025, the Fund returned (7.13)%.
  For the same period, the S&P 500® Index returned 2.89%.
What contributed to performance?
Positive contributions were led by Howmet Aerospace. The manufacturer of aircraft components benefited from robust demand in the commercial and defense aerospace industries. Howmet reported strong results throughout the period, resulting in upgrades to its 2025 earnings expectations. Mastercard also performed well as the payment services company reported robust revenue and earnings growth during the period. The company had been successful in diversifying its sources of growth beyond the maturing cash-to-card market. Commercial heating, ventilation and air conditioning (“HVAC”) company Trane Technologies saw strong demand while executing well. The company was well-positioned within the HVAC industry, helping customers meet evolving building efficiency regulations.
What detracted from performance?
The largest detractors from performance over the period included Novo Nordisk. The biopharmaceutical company sold off sharply due to a disappointing readout from a weight loss drug trial in late 2024. The stock declined further as U.S. prescriptions for existing weight loss products failed to rebound even as shortages were resolved. The Fund exited the position as the 2031 patent expiration for the company’s existing weight loss products had the possibility to present a greater risk given the recent clinical trial result. Shares of Microsoft declined as investors worried about the outlook for artificial intelligence investment. These fears subsequently appeared to have been overblown as the company’s cloud business reported a strong acceleration late in the period. Entegris also performed below expecations as the supplier of materials to the semiconductor industry suffered from a protracted downturn in some of its end markets including consumer electronics and industrial production, leading to disappointing results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 17, 2024 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$6,753,703
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$60,450
Portfolio Turnover Rate	39%
The inception date of the Fund was June 17, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.3%
Information Technology	19.0%
Financials	18.2%
Communication Services	16.6%
Consumer Discretionary	13.8%
Health Care	11.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Howmet Aerospace Inc.	9.6%
Microsoft Corp.	9.2%
Meta Platforms Inc., Class A	9.0%
Mastercard Inc., Class A	8.0%
Alphabet Inc., Class C	7.6%
S&P Global Inc.	5.5%
Trane Technologies PLC	4.9%
Cadence Design Systems Inc.	4.8%
SPDR S&P 500 ETF Trust	4.8%
Amazon.com Inc.	4.6%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of planned changes to the Fund since June 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On May 20, 2025, the Fund’s Board approved to change the name of the Fund from iShares Long-Term U.S. Equity Active ETF to iShares U.S. Select Equity Active ETF. In conjunction with the name change, the Fund’s principal investment strategies were amended to remove reliance on low portfolio turnover as part of the Fund’s long-term investment strategy. These changes became effective on June 17, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Long-Term U.S. Equity Active ETF
Annual Shareholder Report — April 30, 2025
BELT-04/25-AR

iShares Technology Opportunities Active ETF
TEK | NYSE Arca
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Technology Opportunities Active ETF (the “Fund”) for the period of October 21, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Technology Opportunities Active ETF	$38(a)	0.75%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the reporting period beginning with the Fund’s October 21, 2024 inception and ended April 30, 2025, the Fund returned (8.09)%.
  For the same period, the MSCI All Country World Index returned (1.64)% and the MSCI ACWI Information Technology 10/40 Index returned (6.59)%.
What contributed to performance?
Positive contributions to performance were led by internet company, Spotify Technology. Shares of the music and podcast streaming platform provider surged over the period, driven by strong revenue growth, record profit margins, and the successful integration of AI technologies to further personalize user experiences. Shares of Nintendo also rose sharply over the period on optimism around the gaming company’s promising product pipeline and resilient customer demand.
What detracted from performance?
Shares of datacenter hardware company Vertiv struggled during the period as U.S. tariff announcements weighed on the stock. Shares of data storage and retrieval software company MongoDB also moved notably lower in early 2025 following weaker-than-expected earnings guidance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 21, 2024 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Key Fund statistics
Net Assets	$19,378,677
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$64,540
Portfolio Turnover Rate	32%
The inception date of the Fund was October 21, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	71.5%
Communication Services	12.6%
Consumer Discretionary	6.2%
Financials	5.0%
Industrials	4.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	12.3%
Microsoft Corp.	8.8%
Apple Inc.	7.5%
Broadcom Inc.	6.5%
Meta Platforms Inc., Class A	5.2%
Amazon.com Inc.	3.1%
Cadence Design Systems Inc.	3.0%
Oracle Corp.	2.8%
SAP SE	2.4%
Mastercard Inc., Class A	2.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Technology Opportunities Active ETF
Annual Shareholder Report — April 30, 2025
TEK-04/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares A.I. Innovation and Tech Active ETF	$14,746	$0	$0	$0	$10,185	$0	$0	$0
iShares Large Cap Growth Active ETF	$12,120	$0	$0	$0	$10,185	$0	$0	$0
iShares U.S. Equity Active ETF (formerly iShares Long-Term U.S. Equity Active ETF)	$12,120	$0	$0	$0	$10,185	$0	$0	$0
iShares Technology Opportunities Active ETF	$14,746	$0	$0	$0	$10,185	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

2

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares A.I. Innovation and Tech Active ETF	$10,185	$0
iShares Large Cap Growth Active ETF	$10,185	$0
iShares U.S. Equity Active ETF (formerly iShares Long-Term U.S. Equity Active ETF)	$10,185	$0
iShares Technology Opportunities Active ETF	$10,185	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

April 30, 2025

2025 Annual Financial Statements and Additional Information

BlackRock ETF Trust
• iShares A.I. Innovation and Tech Active ETF | BAI | NYSE Arca
• iShares Large Cap Growth Active ETF | BGRO | NASDAQ
• iShares Long-Term U.S. Equity Active ETF | BELT | NASDAQ
• iShares Technology Opportunities Active ETF | TEK | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments
April 30, 2025
iShares A.I. Innovation and Tech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Broadline Retail — 5.9%
Alibaba Group Holding Ltd., ADR	23,479	$2,804,097
Amazon.com Inc.(a)	26,666	4,917,744
		7,721,841
Communications Equipment — 1.8%
Arista Networks Inc.(a)	28,223	2,321,906
Electronic Equipment, Instruments & Components — 3.9%
Coherent Corp.(a)	37,353	2,402,545
Fabrinet(a)	12,966	2,658,808
		5,061,353
Health Care Technology — 1.0%
Pro Medicus Ltd.	8,978	1,316,447
Independent Power and Renewable Electricity Producers — 1.1%
Talen Energy Corp.(a)(b)	6,403	1,377,157
Industrial Conglomerates — 2.4%
Hitachi Ltd.	126,600	3,128,984
Interactive Media & Services — 13.0%
Kakao Corp.	69,946	1,879,081
Krafton Inc.(a)	5,543	1,451,169
Meta Platforms Inc., Class A	16,530	9,074,970
Nintendo Co. Ltd.	13,800	1,145,676
Reddit Inc., Class A(a)	20,521	2,392,133
ROBLOX Corp., Class A(a)	13,922	933,470
		16,876,499
Machinery — 1.2%
Harmonic Drive Systems Inc.	65,100	1,530,348
Professional Services — 2.6%
Thomson Reuters Corp.	17,958	3,339,829
Semiconductors & Semiconductor Equipment — 22.4%
Alchip Technologies Ltd.	31,000	2,071,597
ARM Holdings PLC, ADR(a)(b)	18,869	2,152,009
Broadcom Inc.	48,485	9,331,908
Intel Corp.	81,721	1,642,592
Nvidia Corp.	99,718	10,861,285
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,853	3,142,607
		29,201,998
Software — 39.7%
AppLovin Corp., Class A(a)	8,436	2,271,899
Atlassian Corp., Class A, NVS(a)	12,890	2,942,916
Security	Shares	Value
Software (continued)
Cadence Design Systems Inc.(a)	9,682	$2,882,719
Cloudflare Inc., Class A(a)(b)	24,631	2,974,932
CyberArk Software Ltd.(a)	9,718	3,422,291
Elastic NV(a)	25,224	2,174,309
Gitlab Inc., Class A(a)(b)	54,161	2,527,694
Microsoft Corp.	24,549	9,703,238
Oracle Corp.	29,970	4,217,378
Palantir Technologies Inc., Class A(a)	20,072	2,377,328
Rubrik Inc., Class A(a)	28,833	2,033,591
Salesforce Inc.	4,789	1,286,852
SAP SE, ADR NVS(b)	14,838	4,335,515
ServiceNow Inc.(a)	3,371	3,219,339
Snowflake Inc., Class A(a)	33,747	5,382,309
		51,752,310
Technology Hardware, Storage & Peripherals — 2.0%
Pure Storage Inc., Class A(a)	56,937	2,582,662
Wireless Telecommunication Services — 1.7%
SoftBank Group Corp.	44,700	2,260,462
Total Long-Term Investments — 98.7% (Cost: $132,118,618)		128,471,796
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	4,137,288	4,138,943
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,720,000	1,720,000
Total Short-Term Securities — 4.5% (Cost: $5,858,805)		5,858,943
Total Investments — 103.2% (Cost: $137,977,423)		134,330,739
Liabilities in Excess of Other Assets — (3.2)%		(4,150,972)
Net Assets — 100.0%		$130,179,767

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
iShares A.I. Innovation and Tech Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/21/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$4,138,215 (b)	$—	$590	$138	$4,138,943	4,137,288	$9,226 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,720,000 (b)	—	—	—	1,720,000	1,720,000	19,723	—
				$590	$138	$5,858,943		$28,949	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$113,688,032	$14,783,764	$—	$128,471,796
Short-Term Securities
Money Market Funds	5,858,943	—	—	5,858,943
	$119,546,975	$14,783,764	$—	$134,330,739
See notes to financial statements.
Schedule of Investments

Schedule of Investments
April 30, 2025
iShares Large Cap Growth Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
TransDigm Group Inc.	75	$105,980
Automobiles — 4.1%
Ferrari NV	251	115,907
Tesla Inc.(a)	507	143,055
		258,962
Broadline Retail — 10.0%
Amazon.com Inc.(a)	3,441	634,589
Building Products — 1.8%
Trane Technologies PLC	291	111,543
Capital Markets — 3.1%
KKR & Co. Inc.	1,016	116,098
S&P Global Inc.	167	83,509
		199,607
Chemicals — 0.9%
Sherwin-Williams Co. (The)	164	57,879
Commercial Services & Supplies — 1.7%
Copart Inc.(a)	1,822	111,197
Electrical Equipment — 0.8%
Vertiv Holdings Co., Class A(b)	582	49,691
Entertainment — 6.2%
Netflix Inc.(a)	233	263,691
Spotify Technology SA(a)	216	132,619
		396,310
Financial Services — 4.7%
Visa Inc., Class A	861	297,476
Ground Transportation — 0.7%
Old Dominion Freight Line Inc.	276	42,305
Health Care Equipment & Supplies — 3.3%
Boston Scientific Corp.(a)	970	99,784
Intuitive Surgical Inc.(a)	218	112,444
		212,228
Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings Inc.	307	69,222
Interactive Media & Services — 9.6%
Alphabet Inc., Class A	1,258	199,770
Meta Platforms Inc., Class A	751	412,299
		612,069
Life Sciences Tools & Services — 1.5%
Danaher Corp.	494	98,469
Security	Shares	Value
Pharmaceuticals — 4.4%
Eli Lilly & Co.	310	$278,675
Real Estate Management & Development — 1.3%
CoStar Group Inc.(a)	1,092	80,994
Semiconductors & Semiconductor Equipment — 17.8%
ASML Holding NV(c)	77	51,442
Broadcom Inc.	1,601	308,146
Nvidia Corp.	6,173	672,363
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	580	96,680
		1,128,631
Software — 17.1%
AppLovin Corp., Class A(a)	321	86,449
Cadence Design Systems Inc.(a)(b)	695	206,929
Intuit Inc.	249	156,240
Microsoft Corp.	1,525	602,771
Shopify Inc., Class A(a)	361	34,295
		1,086,684
Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	2,241	476,213
Total Long-Term Investments — 99.3% (Cost: $5,999,890)		6,308,724
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	229,013	229,104
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	40,000	40,000
Total Short-Term Securities — 4.2% (Cost: $269,100)		269,104
Total Investments — 103.5% (Cost: $6,268,990)		6,577,828
Liabilities in Excess of Other Assets — (3.5)%		(221,818)
Net Assets — 100.0%		$6,356,010

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
iShares Large Cap Growth Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/04/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$229,075 (b)	$—	$25	$4	$229,104	229,013	$138 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	40,000 (b)	—	—	—	40,000	40,000	234	—
				$25	$4	$269,104		$372	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,308,724	$—	$—	$6,308,724
Short-Term Securities
Money Market Funds	269,104	—	—	269,104
	$6,577,828	$—	$—	$6,577,828
See notes to financial statements.
Schedule of Investments

Schedule of Investments
April 30, 2025
iShares Long-Term U.S. Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 9.5%
Howmet Aerospace Inc.	4,621	$640,378
Broadline Retail — 4.6%
Amazon.com Inc.(a)	1,680	309,826
Building Products — 4.9%
Trane Technologies PLC	859	329,263
Capital Markets — 5.4%
S&P Global Inc.	733	366,537
Electrical Equipment — 3.3%
Vertiv Holdings Co., Class A	2,574	219,768
Financial Services — 7.9%
Mastercard Inc., Class A	977	535,455
Health Care Equipment & Supplies — 8.2%
Intuitive Surgical Inc.(a)	586	302,259
Masimo Corp.(a)	1,563	251,580
		553,839
Hotels, Restaurants & Leisure — 5.3%
Chipotle Mexican Grill Inc., Class A(a)	3,492	176,416
Hilton Worldwide Holdings Inc.	819	184,668
		361,084
Interactive Media & Services — 16.5%
Alphabet Inc., Class C, NVS	3,168	509,699
Meta Platforms Inc., Class A	1,097	602,253
		1,111,952
Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific Inc.	439	188,331
Machinery — 3.5%
Ingersoll Rand Inc.	3,120	235,342
Semiconductors & Semiconductor Equipment — 4.9%
Entegris Inc.	2,004	158,557
Lam Research Corp.	2,438	174,731
		333,288
Security	Shares	Value
Software — 13.9%
Cadence Design Systems Inc.(a)	1,090	$324,537
Microsoft Corp.	1,560	616,605
		941,142
Textiles, Apparel & Luxury Goods — 3.8%
Hermes International SCA, SP ADR	929	254,481
Total Common Stocks — 94.5% (Cost: $6,660,643)		6,380,686
Investment Companies
Exchange Traded Funds — 4.7%
SPDR S&P 500 ETF Trust	580	321,633
Total Investment Companies — 4.7% (Cost: $320,981)		321,633
Total Long-Term Investments — 99.2% (Cost: $6,981,624)		6,702,319
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	40,000	40,000
Total Short-Term Securities — 0.6% (Cost: $40,000)		40,000
Total Investments — 99.8% (Cost: $7,021,624)		6,742,319
Other Assets Less Liabilities — 0.2%		11,384
Net Assets — 100.0%		$6,753,703

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/17/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$60 (c)	$—	$(60)	$—	$—	—	$88 (d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	40,000 (c)	—	—	—	40,000	40,000	810	—
				$(60)	$—	$40,000		$898	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
iShares Long-Term U.S. Equity Active ETF

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,265	$—	$—	$—	$2,265
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Average notional value of contracts — long	$0 (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,380,686	$—	$—	$6,380,686
Investment Companies	321,633	—	—	321,633
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$6,742,319	$—	$—	$6,742,319
See notes to financial statements.
Schedule of Investments

Schedule of Investments
April 30, 2025
iShares Technology Opportunities Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Broadline Retail — 6.1%
Alibaba Group Holding Ltd., ADR	1,640	$195,865
Amazon.com Inc.(a)	3,178	586,087
MercadoLibre Inc.(a)	169	393,914
		1,175,866
Capital Markets — 1.5%
CME Group Inc.	536	148,515
Deutsche Boerse AG	469	151,062
		299,577
Communications Equipment — 1.0%
Arista Networks Inc.(a)	2,364	194,486
Electronic Equipment, Instruments & Components — 1.0%
Coherent Corp.(a)	2,994	192,574
Entertainment — 3.5%
Netflix Inc.(a)	216	244,452
Spotify Technology SA(a)	699	429,172
		673,624
Financial Services — 3.3%
Adyen NV(a)(b)	123	199,040
Mastercard Inc., Class A	792	434,064
		633,104
Industrial Conglomerates — 1.3%
Hitachi Ltd.	10,200	252,098
Interactive Media & Services — 8.7%
Alphabet Inc., Class A	2,139	339,673
Meta Platforms Inc., Class A	1,763	967,887
Nintendo Co. Ltd.	1,700	141,134
Take-Two Interactive Software Inc.(a)	1,050	244,986
		1,693,680
IT Services — 0.8%
International Business Machines Corp.	627	151,621
Professional Services — 3.3%
RELX PLC	5,848	319,155
Thomson Reuters Corp.	1,698	315,794
		634,949
Semiconductors & Semiconductor Equipment — 24.5%
ARM Holdings PLC, ADR(a)(c)	1,646	187,726
ASM International NV	315	153,968
ASML Holding NV(d)	282	188,399
Broadcom Inc.	6,356	1,223,339
Intel Corp.	5,140	103,314
Lam Research Corp.	2,433	174,373
Monolithic Power Systems Inc.	141	83,627
Nvidia Corp.	21,227	2,312,045
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,929	321,545
		4,748,336
Software — 33.9%
AppLovin Corp., Class A(a)	889	239,416
Atlassian Corp., Class A, NVS(a)	860	196,347
Security	Shares	Value
Software (continued)
Autodesk Inc.(a)	539	$147,821
Cadence Design Systems Inc.(a)	1,875	558,262
Constellation Software Inc./Canada	80	288,313
Crowdstrike Holdings Inc., Class A(a)	617	264,613
CyberArk Software Ltd.(a)	630	221,861
Elastic NV(a)	1,103	95,079
Guidewire Software Inc.(a)	1,032	211,323
Microsoft Corp.	4,177	1,651,001
Oracle Corp.	3,667	516,020
Palo Alto Networks Inc.(a)	1,102	205,997
Rubrik Inc., Class A(a)	1,446	101,986
Salesforce Inc.	648	174,124
Samsara Inc., Class A(a)	3,438	136,351
SAP SE	1,563	457,316
ServiceNow Inc.(a)	398	380,094
Shopify Inc., Class A(a)	1,483	140,885
Snowflake Inc., Class A(a)	2,588	412,760
Xero Ltd.(a)	1,593	167,764
		6,567,333
Technology Hardware, Storage & Peripherals — 8.1%
Apple Inc.	6,595	1,401,437
Samsung Electronics Co. Ltd.	2,271	88,609
Xiaomi Corp., Class B(a)(b)	13,200	84,509
		1,574,555
Total Long-Term Investments — 97.0% (Cost: $19,464,838)		18,791,803
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	17,550	17,557
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	590,000	590,000
Total Short-Term Securities — 3.1% (Cost: $607,555)		607,557
Total Investments — 100.1% (Cost: $20,072,393)		19,399,360
Liabilities in Excess of Other Assets — (0.1)%		(20,683)
Net Assets — 100.0%		$19,378,677

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
iShares Technology Opportunities Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/21/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$17,556 (b)	$—	$(1)	$2	$17,557	17,550	$292 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	590,000 (b)	—	—	—	590,000	590,000	4,010	—
				$(1)	$2	$607,557		$4,302	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$16,777,148	$2,014,655	$—	$18,791,803
Short-Term Securities
Money Market Funds	607,557	—	—	607,557
	$17,384,705	$2,014,655	$—	$19,399,360
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
April 30, 2025

	iShares A.I. Innovation and Tech Active ETF	iShares Large Cap Growth Active ETF	iShares Long-Term U.S. Equity Active ETF	iShares Technology Opportunities Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$128,471,796	$6,308,724	$6,702,319	$18,791,803
Investments, at value—affiliated(c)	5,858,943	269,104	40,000	607,557
Cash	2,955	7,562	1,574	569
Foreign currency, at value(d)	549	—	3	1,166
Receivables:
Investments sold	—	—	11,788	—
Securities lending income—affiliated	1,455	6	—	121
Dividends—unaffiliated	20,210	767	1,034	2,603
Dividends—affiliated	9,165	148	40	1,701
Tax reclaims	1,268	94	88	—
Total assets	134,366,341	6,586,405	6,756,846	19,405,520
LIABILITIES
Collateral on securities loaned, at value	4,138,215	229,100	—	17,556
Payables:
Investment advisory fees	48,359	1,295	3,143	9,287
Total liabilities	4,186,574	230,395	3,143	26,843
Commitments and contingent liabilities
NET ASSETS	$130,179,767	$6,356,010	$6,753,703	$19,378,677
NET ASSETS CONSIST OF
Paid-in capital	$144,446,478	$6,220,412	$7,615,117	$21,078,500
Accumulated earnings (loss)	(14,266,711)	135,598	(861,414)	(1,699,823)
NET ASSETS	$130,179,767	$6,356,010	$6,753,703	$19,378,677
NET ASSET VALUE
Shares outstanding	5,760,000	205,000	240,000	840,000
Net asset value	$22.60	$31.00	$28.14	$23.07
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$132,118,618	$5,999,890	$6,981,624	$19,464,838
(b) Securities loaned, at value	$4,057,843	$221,334	$—	$17,564
(c) Investments, at cost—affiliated	$5,858,805	$269,100	$40,000	$607,555
(d) Foreign currency, at cost	$548	$—	$3	$1,146
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended April 30, 2025

	iShares A.I. Innovation and Tech Active ETF(a)	iShares Large Cap Growth Active ETF(b)	iShares Long-Term U.S. Equity Active ETF(c)	iShares Technology Opportunities Active ETF(a)
INVESTMENT INCOME
Dividends—unaffiliated	$127,985	$22,772	$34,735	$31,783
Dividends—affiliated	19,723	234	810	4,010
Interest—unaffiliated	113	129	157	97
Securities lending income—affiliated—net	9,226	138	88	292
Foreign taxes withheld	(7,443)	(386)	(680)	(1,269)
Total investment income	149,604	22,887	35,110	34,913
EXPENSES
Investment advisory	234,188	30,786	60,465	66,343
Commitment costs	88	6	10	16
Interest expense	—	—	—	18
Total expenses	234,276	30,792	60,475	66,377
Less:
Investment advisory fees waived	(45,174)	(5)	(15)	(1,803)
Total expenses after fees waived	189,102	30,787	60,460	64,574
Net investment loss	(39,498)	(7,900)	(25,350)	(29,661)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(10,548,030)	(169,149)	(582,603)	(1,005,317)
Investments—affiliated	590	25	(60)	(1)
Foreign currency transactions	(34,071)	1	—	531
Futures contracts	—	—	2,265	—
In-kind redemptions—unaffiliated	—	—	(125,659)	—
	(10,581,511)	(169,123)	(706,057)	(1,004,787)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(3,646,822)	308,834	(279,305)	(673,035)
Investments—affiliated	138	4	—	2
Foreign currency translations	982	—	—	92
	(3,645,702)	308,838	(279,305)	(672,941)
Net realized and unrealized gain (loss)	(14,227,213)	139,715	(985,362)	(1,677,728)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,266,711)	$131,815	$(1,010,712)	$(1,707,389)
(a) For the period from October 21, 2024 (commencement of operations) to April 30, 2025.
(b) For the period from June 4, 2024 (commencement of operations) to April 30, 2025.
(c) For the period from June 17, 2024 (commencement of operations) to April 30, 2025.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares A.I. Innovation and Tech Active ETF	iShares Large Cap Growth Active ETF
	Period From 10/21/24(a) to 04/30/25	Period From 06/04/24(a) to 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$(39,498)	$(7,900)
Net realized loss	(10,581,511)	(169,123)
Net change in unrealized appreciation (depreciation)	(3,645,702)	308,838
Net increase (decrease) in net assets resulting from operations	(14,266,711)	131,815
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	144,446,478	6,224,195
NET ASSETS
Total increase in net assets	130,179,767	6,356,010
Beginning of period	—	—
End of period	$130,179,767	$6,356,010

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Long-Term U.S. Equity Active ETF	iShares Technology Opportunities Active ETF
	Period From 06/17/24(a) to 04/30/25	Period From 10/21/24(a) to 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$(25,350)	$(29,661)
Net realized loss	(706,057)	(1,004,787)
Net change in unrealized appreciation (depreciation)	(279,305)	(672,941)
Net decrease in net assets resulting from operations	(1,010,712)	(1,707,389)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,764,415	21,086,066
NET ASSETS
Total increase in net assets	6,753,703	19,378,677
Beginning of period	—	—
End of period	$6,753,703	$19,378,677

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout the period)

iShares A.I. Innovation and Tech Active ETF
Period From 10/21/24(a) to 04/30/25
Net asset value, beginning of period	$25.01
Net investment loss(b)	(0.01)
Net realized and unrealized loss(c)	(2.40)
Net decrease from investment operations	(2.41)
Net asset value, end of period	$22.60
Total Return(d)
Based on net asset value	(9.62)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.68%(g)
Total expenses after fees waived	0.55%(g)
Net investment loss	(0.11)%(g)
Supplemental Data
Net assets, end of period (000)	$130,180
Portfolio turnover rate(h)	56%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Large Cap Growth Active ETF
Period From 06/04/24(a) to 04/30/25
Net asset value, beginning of period	$30.00
Net investment loss(b)	(0.04)
Net realized and unrealized gain(c)	1.04
Net increase from investment operations	1.00
Net asset value, end of period	$31.00
Total Return(d)
Based on net asset value	3.35%(e)
Ratios to Average Net Assets(f)
Total expenses	0.55%(g)
Total expenses after fees waived	0.55%(g)
Net investment loss	(0.14)%(g)
Supplemental Data
Net assets, end of period (000)	$6,356
Portfolio turnover rate(h)	27%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Long-Term U.S. Equity Active ETF
Period From 06/17/24(a) to 04/30/25
Net asset value, beginning of period	$30.30
Net investment loss(b)	(0.08)
Net realized and unrealized loss(c)	(2.08)
Net decrease from investment operations	(2.16)
Net asset value, end of period	$28.14
Total Return(d)
Based on net asset value	(7.13)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.75%(g)
Total expenses after fees waived	0.75%(g)
Net investment loss	(0.31)%(g)
Supplemental Data
Net assets, end of period (000)	$6,754
Portfolio turnover rate(h)	39%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Technology Opportunities Active ETF
Period From 10/21/24(a) to 04/30/25
Net asset value, beginning of period	$25.10
Net investment loss(b)	(0.04)
Net realized and unrealized loss(c)	(1.99)
Net decrease from investment operations	(2.03)
Net asset value, end of period	$23.07
Total Return(d)
Based on net asset value	(8.09)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.77%(g)
Total expenses after fees waived	0.75%(g)
Net investment loss	(0.34)%(g)
Supplemental Data
Net assets, end of period (000)	$19,379
Portfolio turnover rate(h)	32%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
A.I. Innovation and Tech Active(a)	Non-diversified
Large Cap Growth Active(b)(c)	Non-diversified
Long-Term U.S. Equity Active(d)(e)	Non-diversified
Technology Opportunities Active(a)	Non-diversified

(a)	The Fund commenced operations on October 21, 2024.
(b)	Formerly known as the BlackRock Large Cap Growth ETF.
(c)	The Fund commenced operations on June 4, 2024.
(d)	Formerly known as the BlackRock Long-Term U.S. Equity ETF.
(e)	The Fund commenced operations on June 17, 2024.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign Taxes Withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA , Funds' investment adviser,  as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements

Notes to Financial Statements  (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
A.I. Innovation and Tech Active
Citigroup Global Markets, Inc.	$759,694	$(759,694)	$—	$—
J.P. Morgan Securities LLC	358,688	(358,593)	—	95(b)
Jefferies LLC	525,942	(525,942)	—	—
TD Prime Services LLC	7,597	(7,597)	—	—
UBS AG	1,577,826	(1,577,826)	—	—
Wells Fargo Bank N.A.	828,096	(828,096)	—	—
	$4,057,843	$(4,057,748)	$—	$95
Large Cap Growth Active
Wells Fargo Bank N.A.	$178,644	$(178,644)	$—	$—
Wells Fargo Securities LLC	42,690	(42,690)	—	—
	$221,334	$(221,334)	$—	$—
Technology Opportunities Active
J.P. Morgan Securities LLC	$17,564	$(17,557)	$—	$7(b)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
iShares ETF	Investment Advisory Fees
A.I. Innovation and Tech Active	0.68%
Large Cap Growth Active	0.55
Technology Opportunities Active	0.77
For its investment advisory services to the iShares Long-Term U.S. Equity Active ETF, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.75%
Over $1 billion, up to and including $3 billion	0.71
Over $3 billion, up to and including $5 billion	0.68
Over $5 billion, up to and including $10 billion	0.65
Over $10 billion	0.63
Expense Waivers: For the iShares A.I. Innovation and Tech Active ETF, BFA has contractually agreed to waive 0.13% of the management fee through June 30, 2026. For the iShares Technology Opportunities Active ETF, BFA has contractually agreed to waive 0.02% of the management fee through June 30, 2026. Each agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended April 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
A.I. Innovation and Tech Active	$44,771
Large Cap Growth Active	5
Long-Term U.S. Equity Active	15
Technology Opportunities Active	1,723
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2026. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2026. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended April 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
A.I. Innovation and Tech Active	$403
Technology Opportunities Active	80
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Long-Term U.S. Equity Active ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Notes to Financial Statements

Notes to Financial Statements  (continued)
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, each Fund (except for iShares Technology Opportunities Active ETF), pursuant to the securities lending agreement, would retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, iShares Technology Opportunities Active ETF retained 82% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded  specified thresholds, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment fees ), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
A.I. Innovation and Tech Active	$3,290
Large Cap Growth Active	57
Long-Term U.S. Equity Active	37
Technology Opportunities Active	118
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
6. PURCHASES AND SALES
For the period ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	Other Securities
iShares ETF	Purchases	Sales
A.I. Innovation and Tech Active	$38,356,056	$34,027,854
Large Cap Growth Active	1,731,245	1,677,584
Long-Term U.S. Equity Active	3,480,613	3,578,762
Technology Opportunities Active	4,919,018	4,903,699
For the period ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
A.I. Innovation and Tech Active	$138,338,446	$—
Large Cap Growth Active	6,118,163	—
Long-Term U.S. Equity Active	10,986,330	3,198,294
Technology Opportunities Active	20,454,836	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of April 30, 2025, permanent differences attributable to net operating loss and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Large Cap Growth Active	$(3,783)	$3,783
Long-Term U.S. Equity Active	(149,298)	149,298
Technology Opportunities Active	(7,566)	7,566
The tax character of distributions paid was as follows:
As of April 30, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
A.I. Innovation and Tech Active	$14,539	$(9,000,974)	$(5,280,276)	$ —	$(14,266,711)
Large Cap Growth Active	—	(165,081)	304,795	(4,116)	135,598
Long-Term U.S. Equity Active	—	(532,139)	(317,890)	(11,385)	(861,414)
Technology Opportunities Active	—	(933,031)	(745,228)	(21,564)	(1,699,823)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
Notes to Financial Statements

Notes to Financial Statements  (continued)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
A.I. Innovation and Tech Active	$139,611,997	$3,827,366	$(9,108,624)	$(5,281,258)
Large Cap Growth Active	6,273,033	509,085	(204,290)	304,795
Long-Term U.S. Equity Active	7,060,209	344,253	(662,143)	(317,890)
Technology Opportunities Active	20,144,680	808,383	(1,553,703)	(745,320)
8. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Fund Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date loan is made plus 0.10% and (y) 0.80% per annum.  The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2025, the Funds did not borrow under the credit agreement.
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.”

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Period Ended 04/30/25
iShares ETF	Shares	Amount
A.I. Innovation and Tech Active(a)
Shares sold	5,760,000	$144,446,478
Large Cap Growth Active(b)
Shares sold	205,000	$6,224,195
Long-Term U.S. Equity Active(c)
Shares sold	370,000	$11,063,241
Shares redeemed	(130,000)	(3,298,826)
	240,000	$7,764,415
Technology Opportunities Active(a)
Shares sold	840,000	$21,086,066

(a)	The Fund commenced operations on October 21, 2024.
(b)	The Fund commenced operations on June 4, 2024.
(c)	The Fund commenced operations on June 17, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of April 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
iShares ETF	Shares
iShares A.I. Innovation and Tech Active ETF	400,000
iShares Large Cap Growth Active ETF	170,000
iShares Long-Term U.S. Equity Active ETF	160,000
iShares Technology Opportunities Active ETF	400,000
Notes to Financial Statements

Notes to Financial Statements  (continued)
11. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
On May 20, 2025, the Board approved a change in the name of iShares Long-Term U.S. Equity Active ETF to iShares U.S. Select Equity Active ETF and certain changes to the Fund’s investment strategy. These changes became effective on June 17, 2025.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock ETF Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting BlackRock ETF Trust, hereafter collectively referred to as the "Funds") as of April 30, 2025, the related statements of operations and of statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares A.I. Innovation and Tech Active ETF(1)
iShares Large Cap Growth Active ETF(2)
iShares Long-Term U.S. Equity Active ETF(3)
iShares Technology Opportunities Active ETF(1)
(1) Statement of operations and statement of changes in net assets for the period October 21, 2024 (commencement of operations) through April 30, 2025.
(2) Statement of operations and statement of changes in net assets for the period June 4, 2024 (commencement of operations) through April 30, 2025.
(3) Statement of operations and statement of changes in net assets for the period June 17, 2024 (commencement of operations) through April 30, 2025.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 24, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
iShares ETF	Qualified Dividend Income
A.I. Innovation and Tech Active	$118,811
Large Cap Growth Active	22,579
Long-Term U.S. Equity Active	34,231
Technology Opportunities Active	31,097
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
A.I. Innovation and Tech Active	100.00%

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each independent trustee for services to the Funds from BFA's investment management fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, Pennsylvania 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited(a) Edinburgh, EH3 8BL United Kingdom	Sidley Austin LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001
(a)For Long-Term U.S. Equity Active
Additional Information

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares

2025 BlackRock Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: June 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: June 24, 2025

5